Share Capital	9 Months Ended
Sep. 30, 2014
Share Capital
8. Share Capital

Share Repurchase Program

On September 19, 2014 the Company announced that it had completed a $40 million redemption of the Company’s ordinary shares and that it had entered into a further program under which the Company can acquire up to an additional $100 million of its outstanding ordinary shares (by way of redemption), in accordance with United States securities laws through open market share acquisitions.

The program gives a broker authority to acquire the Company’s ordinary shares from time to time on the open market in accordance with agreed terms and limitations. The acquisition of shares pursuant to the program is to be effected by way of redemption and cancellation of those shares, in accordance with the Memorandum & Articles of the Company.

The program is designed to allow acquisitions by the broker during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information, applicable insider trading laws or self-imposed trading blackout periods.  The Company’s prior instructions to the broker in respect of these periods are irrevocable and the trading decisions in respect of the program are at the discretion of the broker and will be made independently of, and uninfluenced by, the Company.  The Company confirms that on entering the program it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional programs whilst in possession of such information. The timing and actual number of shares acquired by way of the redemption will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the program.  In addition, acquisitions under the program may be suspended or discontinued in certain circumstances in accordance with the agreed terms.  Therefore, there can be no assurance as to the timing or number of shares that may be acquired under the program.

During the nine months ended September 30, 2014, 882,448 ordinary shares were redeemed by the Company under the repurchase plan for a total consideration of $44.5 million.   All ordinary shares that were redeemed under the repurchase plan are cancelled in accordance with the Memorandum & Articles of the Company and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.